AST MFS LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 98.7%
Common Stocks
Aerospace & Defense — 4.0%
Lockheed Martin Corp.	57,373	$21,989,923
Northrop Grumman Corp.	135,283	42,680,434
Raytheon Technologies Corp.	195,877	11,270,763
		75,941,120
Auto Components — 0.3%
Aptiv PLC	54,216	4,970,523
Banks — 8.6%
Citigroup, Inc.	698,296	30,103,541
JPMorgan Chase & Co.	730,708	70,345,259
PNC Financial Services Group, Inc. (The)	165,755	18,218,132
Truist Financial Corp.	469,364	17,859,300
U.S. Bancorp	689,473	24,717,607
		161,243,839
Beverages — 2.1%
Diageo PLC (United Kingdom)	757,845	25,995,683
PepsiCo, Inc.	103,657	14,366,860
		40,362,543
Building Products — 3.1%
Johnson Controls International PLC	504,596	20,612,747
Masco Corp.	314,258	17,325,043
Trane Technologies PLC	160,243	19,429,464
		57,367,254
Capital Markets — 6.1%
BlackRock, Inc.	42,682	24,053,441
Goldman Sachs Group, Inc. (The)	143,746	28,888,634
Moody’s Corp.	40,919	11,860,372
Nasdaq, Inc.	236,024	28,962,505
State Street Corp.	176,717	10,484,620
T. Rowe Price Group, Inc.	83,192	10,666,878
		114,916,450
Chemicals — 3.9%
DuPont de Nemours, Inc.	252,089	13,985,898
PPG Industries, Inc.	263,901	32,217,034
Sherwin-Williams Co. (The)	39,226	27,330,323
		73,533,255
Consumer Finance — 0.9%
American Express Co.	172,503	17,293,426
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	157,889	9,392,817
Electric Utilities — 5.7%
American Electric Power Co., Inc.	201,764	16,490,172
Duke Energy Corp.(a)	507,120	44,910,547
Southern Co. (The)	627,627	34,029,936
Xcel Energy, Inc.	176,552	12,183,853
		107,614,508
Electrical Equipment — 1.4%
Eaton Corp. PLC	261,261	26,656,460
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 0.4%
Public Storage	32,381	$7,211,896
Food Products — 3.3%
Archer-Daniels-Midland Co.	245,581	11,417,061
Danone SA (France)	109,268	7,056,252
J.M. Smucker Co. (The)(a)	48,914	5,650,545
Nestle SA (Switzerland)	319,166	37,896,602
		62,020,460
Health Care Equipment & Supplies — 7.4%
Abbott Laboratories	299,230	32,565,201
Boston Scientific Corp.*	383,744	14,662,858
Danaher Corp.	172,615	37,169,188
Medtronic PLC	525,723	54,633,134
		139,030,381
Health Care Providers & Services — 2.9%
Cigna Corp.	222,418	37,679,833
McKesson Corp.	112,576	16,765,944
		54,445,777
Hotels, Restaurants & Leisure — 0.3%
Marriott International, Inc. (Class A Stock)	60,358	5,587,944
Household Products — 1.7%
Colgate-Palmolive Co.	55,232	4,261,149
Kimberly-Clark Corp.	113,225	16,718,803
Reckitt Benckiser Group PLC (United Kingdom)	107,489	10,500,701
		31,480,653
Industrial Conglomerates — 2.6%
Honeywell International, Inc.	292,854	48,206,697
Insurance — 8.0%
Aon PLC (Class A Stock)	230,680	47,589,284
Chubb Ltd.	293,531	34,084,820
Marsh & McLennan Cos., Inc.	337,684	38,732,355
Travelers Cos., Inc. (The)	279,551	30,244,622
		150,651,081
IT Services — 5.6%
Accenture PLC (Class A Stock)	214,443	48,461,974
Fidelity National Information Services, Inc.	195,684	28,806,642
Fiserv, Inc.*	267,270	27,542,173
		104,810,789
Life Sciences Tools & Services — 2.0%
Thermo Fisher Scientific, Inc.	86,992	38,408,708
Machinery — 3.5%
Illinois Tool Works, Inc.	194,087	37,499,549
Otis Worldwide Corp.	97,938	6,113,290
Stanley Black & Decker, Inc.	141,509	22,952,760
		66,565,599
Media — 3.3%
Comcast Corp. (Class A Stock)	1,355,275	62,695,021
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AST MFS LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities — 1.4%
Dominion Energy, Inc.	341,273	$26,936,678
Oil, Gas & Consumable Fuels — 2.0%
Chevron Corp.	126,020	9,073,440
ConocoPhillips	335,305	11,011,416
EOG Resources, Inc.	176,108	6,329,321
Pioneer Natural Resources Co.	63,609	5,469,738
Suncor Energy, Inc. (Canada)	514,984	6,288,641
		38,172,556
Pharmaceuticals — 7.9%
Johnson & Johnson	518,331	77,169,119
Merck & Co., Inc.	332,422	27,574,405
Pfizer, Inc.	951,371	34,915,316
Roche Holding AG (Switzerland)	28,687	9,826,595
		149,485,435
Professional Services — 0.9%
Equifax, Inc.	105,738	16,590,292
Road & Rail — 2.2%
Canadian National Railway Co. (Canada)	125,272	13,336,457
Union Pacific Corp.	146,504	28,842,243
		42,178,700
Semiconductors & Semiconductor Equipment — 5.1%
Analog Devices, Inc.	110,862	12,942,030
Intel Corp.	354,659	18,364,243
NXP Semiconductors NV (Netherlands)	137,650	17,180,096
Texas Instruments, Inc.	331,091	47,276,484
		95,762,853
Specialty Retail — 1.1%
Lowe’s Cos., Inc.	123,737	20,523,019
Tobacco — 0.5%
Philip Morris International, Inc.	122,605	9,194,149

Total Long-Term Investments (cost $1,672,276,894)		1,859,250,883
	Shares	Value

Short-Term Investments — 2.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	24,359,249	$24,359,249
PGIM Institutional Money Market Fund (cost $30,269,943; includes $30,262,886 of cash collateral for securities on loan)(b)(w)	30,273,852	30,267,798

Total Short-Term Investments (cost $54,629,192)		54,627,047

TOTAL INVESTMENTS—101.6% (cost $1,726,906,086)		1,913,877,930

Liabilities in excess of other assets — (1.6)%		(30,941,769)

Net Assets — 100.0%		$1,882,936,161

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,782,655; cash collateral of $30,262,886 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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